Derivative financial Instruments (Details 4) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Total	$ 220,496	$ 665,519
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	160,496	514,333
From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	40,000	91,186
From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	20,000	60,000
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	74,471	182,494
Foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	74,471	177,333
Foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	5,161
Foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	23,025	23,025
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	23,025	0
Interest rate and foreign exchange risk | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	23,025
Interest rate and foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	0
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	123,000	460,000
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	63,000	337,000
Interest rate swaps | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	40,000	63,000
Interest rate swaps | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 20,000	$ 60,000